Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Deferred tax assets (liabilities):
Depreciation and amortization	$ (38,793)	$ 48,041
Allowance for credit loss	101,061	176,714
Tax losses	106,820
Total deferred tax assets	169,088	224,755
Less: valuation allowance
Deferred tax assets, net	$ 169,088	$ 224,755